Balance Sheet	Jun. 30, 2021 USD ($)
ASSETS
Cash and cash equivalents	$ 787,378
Prepaid expenses	663,975
Total current assets	1,451,353
Marketable securities held in trust account	345,005,244
Other assets	522,501
Total assets	346,979,098
Current liabilities:
Accounts payable	130,980
Franchise tax payable	100,000
Accrued expenses	1,771,977
Due to related party	600
Total current liabilities	2,003,557
Deferred underwriting fees payable	12,075,000
Class K Founder Shares derivative liabilities	2,300,000
Total liabilities	16,378,557
Commitments and Contingencies (Note 5)
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Accumulated Deficit	(14,400,058)
Total stockholders' deficit	(14,399,459)
Total Liabilities, Common Stock Subject to Possible Redemption, and Stockholders' Deficit	346,979,098
Common Class A [Member]
Current liabilities:
Class A Common stock subject to possible redemption, 34,500,000 shares at $10.00 redemption value	345,000,000
Stockholders' Deficit:
Common Stock, Value	99
Total stockholders' deficit	99
Common Class B [Member]
Stockholders' Deficit:
Common Stock, Value	500
Total stockholders' deficit	$ 500